Summary of Significant Accounting Policies - Schedule of Estimate Useful Life of Assets (Details) (10-K 2018)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leasehold Improvement [Member]
Property plant and equipment useful life, description	Shorter of the lease term or estimated useful life	Shorter of the lease term or estimated useful life	Shorter of the lease term or estimated useful life
Furniture and Education Equipment [Member]
Property plant and equipment useful life	5 years	5 years	5 years
Computer Equipment and Software [Member]
Property plant and equipment useful life		5 years	5 years